SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

DWS International Growth VIP

Effective May 1, 2025, the fund will change its name as follows:
DWS International Growth VIP will be renamed DWS International Opportunities VIP.
Please Retain This Supplement for Future Reference
March 7, 2025
PRO_SAISTKR25-09